Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents at Carrying Value [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

4.	Cash and Cash Equivalents:

Cash and cash equivalents in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2010
Cash at bank	13,603	31,728
Term deposits	4,110	22,049
Cash in hand	21	10
Total	17,734	53,787